Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the respective acquisition dates for HyperCube, PivotPoint, Contact One, WIPC, Unisfair, TFCC and POSTcti. The finite lived intangible assets are comprised of trade names, technology, non-competition agreements and customer relationships.

(Amounts in thousands)	HyperCube	PivotPoint	Contact One	WIPC	Unisfair	TFCC	POSTcti
Working Capital	$1,212	$231	$(390)	$4,635	$(3,011)	$1,080	$(1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30	—	—	42	—	—
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
Goodwill	49,723	11,542	5,189	79,538	15,216	18,870	11,221

Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843

Non-current deferred taxes	2,594	—	—	13,182	3,452	—	1,013
Long-term liabilities	50	—	—	1,047	—	—	8,537

Total liabilities assumed	2,644	—	—	14,229	3,452	—	9,550

Net assets acquired	$77,906	$22,901	$7,640	$120,038	$20,094	$40,504	$4,293

Summary of Unaudited Pro Forma Results of Operations

Assuming acquisitions made since January 1, 2011, occurred as of the beginning of the prior annual reporting periods presented, our unaudited pro forma results of operations for the years ended December 31, 2012, 2011 and 2010, respectively, would have been as follows, in thousands:

	2012	2011	2010
Revenue	$2,654,400	$2,598,695	$2,552,516
Net Income	$124,871	$121,895	$38,345
Earnings per common L share—basic		$17.18	$17.07
Earnings per common L share—diluted		$16.48	$16.37
Income (loss) per common share—basic	$2.00	$(4.56)	$(12.00)
Income (loss) per common share—diluted	$2.00	$(4.56)	$(12.00)